LINES OF CREDIT AND FHLB ADVANCES (Tables)	12 Months Ended
Dec. 31, 2018
LINES OF CREDIT AND FHLB ADVANCES [Abstract]
Scheduled Maturities of Advances from FHLB
At December 31, the scheduled maturities of advances from the FHLB are as follows:

		Dollars in thousands
Maturity Date	Interest Rates	December 31, 2018	December 31, 2017
1/29/2018	1.41%	$-	$3,500
2/05/2018	1.27%	-	4,000
3/29/2018	1.88%	-	2,000
2/22/2019	1.17%	10,000	10,000
4/03/2019	2.34%	2,000	-
4/23/2019	1.75%	2,100	2,100
8/23/2028	2.02%	2,000	2,000
	Total	$16,100	$23,600